Income tax expense (Details) - USD ($)			12 Months Ended
	Apr. 01, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expense
Current tax expense			$ 22,000	$ 287	$ 774
U.K. corporation tax rate	19.00%	21.00%	19.00%	19.00%	19.00%
Loss on ordinary activities before taxation			$ (44,788,366)	$ (40,324,015)	$ (8,515,925)
U.K. Corporation tax at 19%			(1,570,723)	(449,929)	(355,889)
Overseas tax at higher rate			(7,669,495)	(12,954,729)	(2,297,873)
Effects of:
Unrecognized losses			(9,240,218)	(13,404,371)	(2,652,988)
Other adjustments-overseas taxes			22,000	287	774
Total tax charge			22,000	287	774
U.K.
Income tax expense
Unrecognized cumulative deferred tax asset			1,783,102	1,783,102
Loss on ordinary activities before taxation			(10,488,833)	(10,488,833)
Overseas taxes
Income tax expense
Current tax expense			$ 22,000	$ 287	$ 774